Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Schedule of main actuarial hypothesis used in the actuarial computations
	2022	2021	2020

Discount rate	9.10%	7.55%	7.00%
Wage increase rate	5.00%	5.00%	4.50%
Rate of salary increase	4.50%	4.50%	4.50%

Schedule of DBO amount recorded in the balance sheet
	Retirement benefits	Termination benefits	2022	2021	2020

Vested benefits Obligation (OBA)	$-	$-	$-	$3,390	$47,159
Plus, Non-Vested Benefits Obligation	74,007	95,368	169,375	159,453	115,077
Defined Benefits Obligation	74,007	95,368	169,375	162,843	162,236

Projected Net Liability	$74,007	$95,368	$169,375	$162,843	$162,236

Schedule of DBO amount recorded in the balance sheet
	Retirement benefits	Termination benefits	2022	2021	2020

Service cost	4,933	$6,065	$10,998	$9,299	$6,736
Net interest	6,573	5,528	12,101	11,121	9,306
Labor cost of past services	(11,136)	(108)	(11,244)	1,806	5,240
Net Cost for the period	$370	$11,485	$11,855	$22,226	$21,282

Schedule of DBO amount recorded in the balance sheet
	2022	2021

Defined benefit obligations (DBO) changes in present	$162,843	$162,236
Value
DBO present value at January 1st	162,843	162,236
Past services labor cost	(11,244)	1,806
Current service labor cost	10,998	9,299
Interest expense	12,101	11,121
Paid benefits	(9,229)
Actuarial gains and losses in obligations	$3,906	$(21,619)
DBO present value at December 31st	$169,375	$162,843

Initial PNL	$162,843	$162,236
Net cost for the period	11,855	22,226
Paid benefits	(9,229)
Previous years effect on profit and loss	3,906	(21,619)
Final PNL	$169,375	$162,843
Defined benefits obligations (DBO)	$169,375	$162,843